5. Loans and Allowance for Loan Losses, Troubled Debt Resturcturing (Details) $ in Thousands	Dec. 31, 2016 USD ($) contract	Dec. 31, 2015 USD ($) contract	Dec. 31, 2014 USD ($)
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts | contract	14	9
Pre-Modification Outstanding Recorded Investment	$ 8,596	$ 5,882
Post-Modification Recorded Investment	$ 8,596	$ 5,882
Interest only [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts | contract	7	4
Pre-Modification Outstanding Recorded Investment	$ 4,589	$ 2,459
Post-Modification Recorded Investment	$ 4,589	$ 2,459
Interest only [Member] | Residential 1-4 family [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts | contract	1	1
Pre-Modification Outstanding Recorded Investment	$ 180	$ 188
Post-Modification Recorded Investment	180	188
Interest only [Member] | Equity Line of Credit [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Interest only [Member] | Multi Family [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Interest only [Member] | Farmland [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts | contract	1
Pre-Modification Outstanding Recorded Investment	$ 57
Post-Modification Recorded Investment	57
Interest only [Member] | Construction and Land Loans [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Interest only [Member] | Commercial, Owner Occupied [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts | contract	4	2
Pre-Modification Outstanding Recorded Investment	$ 4,288	$ 2,203
Post-Modification Recorded Investment	4,288	2,203
Interest only [Member] | Commercial, Non owner Occupied [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Interest only [Member] | Second Mortgage [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts | contract	1	1
Pre-Modification Outstanding Recorded Investment	$ 64	$ 68
Post-Modification Recorded Investment	64	68
Interest only [Member] | Personal [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Interest only [Member] | Commercial and Industrial [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Interest only [Member] | Agricultural [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Below Market Rate [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts | contract	2	2
Pre-Modification Outstanding Recorded Investment	$ 2,364	$ 2,410
Post-Modification Recorded Investment	$ 2,364	$ 2,410
Below Market Rate [Member] | Residential 1-4 family [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts | contract	1	1
Pre-Modification Outstanding Recorded Investment	$ 848	$ 863
Post-Modification Recorded Investment	848	863
Below Market Rate [Member] | Equity Line of Credit [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Below Market Rate [Member] | Multi Family [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Below Market Rate [Member] | Farmland [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Below Market Rate [Member] | Construction and Land Loans [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Below Market Rate [Member] | Commercial, Owner Occupied [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts | contract		1
Pre-Modification Outstanding Recorded Investment		$ 1,547
Post-Modification Recorded Investment		1,547
Below Market Rate [Member] | Commercial, Non owner Occupied [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts | contract	1
Pre-Modification Outstanding Recorded Investment	$ 1,516
Post-Modification Recorded Investment	1,516
Below Market Rate [Member] | Second Mortgage [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Below Market Rate [Member] | Personal [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Below Market Rate [Member] | Commercial and Industrial [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Below Market Rate [Member] | Agricultural [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Loan term extension [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts | contract	5	3
Pre-Modification Outstanding Recorded Investment	$ 1,643	$ 1,013
Post-Modification Recorded Investment	$ 1,643	$ 1,013
Loan term extension [Member] | Residential 1-4 family [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts | contract	2	1
Pre-Modification Outstanding Recorded Investment	$ 452	$ 131
Post-Modification Recorded Investment	452	131
Loan term extension [Member] | Equity Line of Credit [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Loan term extension [Member] | Multi Family [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts | contract	1
Pre-Modification Outstanding Recorded Investment	$ 999
Post-Modification Recorded Investment	$ 999
Loan term extension [Member] | Farmland [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts | contract	2
Pre-Modification Outstanding Recorded Investment	$ 193
Post-Modification Recorded Investment	193
Loan term extension [Member] | Construction and Land Loans [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts | contract		1
Pre-Modification Outstanding Recorded Investment		$ 35
Post-Modification Recorded Investment		$ 35
Loan term extension [Member] | Commercial, Owner Occupied [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts | contract		1
Pre-Modification Outstanding Recorded Investment		$ 847
Post-Modification Recorded Investment		847
Loan term extension [Member] | Commercial, Non owner Occupied [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Loan term extension [Member] | Second Mortgage [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Loan term extension [Member] | Personal [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Loan term extension [Member] | Commercial and Industrial [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Loan term extension [Member] | Agricultural [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts | contract	3
Pre-Modification Outstanding Recorded Investment	$ 368
Post-Modification Recorded Investment	$ 368
Subsequently defaulted [Member] | Residential 1-4 family [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts | contract	1
Pre-Modification Outstanding Recorded Investment	$ 175
Post-Modification Recorded Investment	175
Subsequently defaulted [Member] | Equity Line of Credit [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member] | Multi Family [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member] | Farmland [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Number of Contracts | contract	2
Pre-Modification Outstanding Recorded Investment	$ 193
Post-Modification Recorded Investment	193
Subsequently defaulted [Member] | Construction and Land Loans [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member] | Commercial, Owner Occupied [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member] | Commercial, Non owner Occupied [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member] | Second Mortgage [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member] | Personal [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member] | Commercial and Industrial [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment
Subsequently defaulted [Member] | Agricultural [Member]
Troubled Debt Restructurings Interest Only [Abstract]
Pre-Modification Outstanding Recorded Investment
Post-Modification Recorded Investment